Plants, Equipment And Facilities (Schedule Of Plants, Equipment And Facilities, At Cost) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	$ 1,310.4	$ 1,109.8
Land and land improvements [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	25.2	21.0
Buildings [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	188.9	196.3
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	795.0	671.0
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Plants, equipment and facilities, at cost	$ 301.3	$ 221.5